CSMC 2022-NQM4 Trust ABS-15G

Exhibit 99.48

Exception Level

Run Date - xx/xx/xxxx

Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
23TDJSSY1I0	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	23TDJSSY1I0-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note on page 354 was not signed by the borrower.			XX/XX/XXXX finding resolved, lender provided Note.	XX/XX/XXXX finding resolved, lender provided Note.
23TDJSSY1I0	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	23TDJSSY1I0-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The HUD on page 4XXX was not signed by the borrower or the settlement agent.		The lender provided a copy of the signed final HUD.	XX/XX/XXXX finding resolved, lender provided document.	XX/XX/XXXX finding resolved, lender provided document.
23TDJSSY1I0	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	23TDJSSY1I0-ZRL9FSRR	Rider to note is unsigned	* Rider to note is unsigned (Lvl R)	All of the required Note Riders were in the file; however, they were not signed by the borrower.		The lender provided signed note and riders.
23TDJSSY1I0	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	23TDJSSY1I0-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The HUD on page 4XXX was not signed by the borrower or the settlement agent.			XX/XX/XXXX finding resolved. Lender provided signed HUD	XX/XX/XXXX finding resolved. Lender provided signed HUD
3PJUN2DU1HR	XXXXXXXX	XXXXXXXX		Valuation	Doc Issue	Resolved	Resolved	3PJUN2DU1HR-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	The file did not contain the Flood Cert. Per the appraisal, the subject property is not in a flood zone.		Attached is the flood cert for the file. Per the appraisal and flood cert, property is not in a flood zone. Please clear the exception.	XX/XX/XXXX Client provided flood cert. Exception resolved	XX/XX/XXXX Client provided flood cert. Exception resolved
XDZGXHBVEIO	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XDZGXHBVEIO-ZRL9FSRR	Rider to note is unsigned	* Rider to note is unsigned (Lvl R)	The Default Interest Rider to the Note in the file is not executed by the guarantors.		The lender provided signed rider to note.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
3B1Q3HJLSIB	XXXXXXXX	XXXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	3B1Q3HJLSIB-55CO978W	Credit report >4 months old at closing	* Credit report >4 months old at closing (Lvl 2)	Credit Report Expired - Per guidelines, section 3.0, the credit report must be no greater than X days old at closing. The credit report is dated XX/XX/XXXX, and expired on XX/XX/XXXX. The loan closed on XX/XX/XXXX.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points. Borrower has owned subject investment property 8 years. XX mortgage history for XX months.	XXXX Response: Attached is the exception form for to allow the documents to be signed XX/XX/XXXX, which is X days after XX days from the date of the credit report. The credit report is dated XX/XX/XXXX, therefore the expiration of the credit report is NOT XX/XX/XXXX, but XX/XX/XXXX. Per our guidelines section 3.0 page 14, expiration of credit reports are no more than XX days as of the date documents are signed. Please clear the exception.
AKNLKCQJRYS	XXXXXXXX	XXXXXXXX	Credit	Credit	Resolved	Resolved	AKNLKCQJRYS-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	The guidelines, section 16.3 Investor X reflects the max LTV for a cash out transaction with a credit score of XX is XX%. The credit report located on page 357 confirms the borrower’s qualifying score is XXX. The appraisal located on page 241 confirms the value is $XXX. The loan closed with a LTV Of XX% ($XXX/$XXX).	Borrower has owned subject investment property XX years.
DSCR ratio of XX exceeds the minimum requirement of XXX by .XX points.
												$XXX reserves exceed the minimum required of $XXXexceeds the minimum by XX months over the required minimum.	Client provided MPO showing a point being financed in.	XX/XX/XXXX finding resolved.	XX/XX/XXXX finding resolved.
AKNLKCQJRYS	XXXXXXXX	XXXXXXXX	Credit	Eligibility	Resolved	Resolved	AKNLKCQJRYS-N4AISXXXE	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	The guidelines, section 16.3 Investor X reflects the max LTV for a cash out transaction with a credit score of XX0-XXX is XX%. The credit report located on page 357 confirms the borrower’s qualifying score is XXX. The appraisal located on page 241 confirms the value is $XXX. The loan closed with a LTV Of .XX% ($XXX/$XXX).	Borrower has owned subject investment property XX years.
DSCR ratio of XX exceeds the minimum requirement of XXX by .XX points.
												$XXX reserves exceed the minimum required of $XXXexceeds the minimum by XX months over the required minimum.	MPO provided with discount point financed in provided.	XX/XX/XXXX Finding resolved.	XX/XX/XXXX Finding resolved.
AKNLKCQJRYS	XXXXXXXX	XXXXXXXX	Credit	Eligibility	Resolved	Resolved	AKNLKCQJRYS-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	The guidelines, section 16.3 Investor X reflects the max LTV for a cash out transaction with a credit score of XX is XX%. The credit report located on page 357 confirms the borrower’s qualifying score is XXX. The appraisal located on page 241 confirms the value is $XXX. The loan closed with a LTV Of XX% ($XXX/$XXX).	Borrower has owned subject investment property 16 years.
DSCR ratio of XX exceeds the minimum requirement of XXX by .XX points.
$XXX reserves exceed the minimum required of $XXXexceeds the minimum by XX months over the required minimum.
													Client provided MPO showing a point being financed in.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
SPFSQFR1C01	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	SPFSQFR1C01-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The HUD (page 2XX), dated XX/XX/XXXX, was not executed by the borrower.		XXXXX Response: Please see the attached Final Hud 1. Please clear the condition.	XX/XX/XXXX Client provided final signed CD	XX/XX/XXXX Client provided final signed CD
LZZ52UUHCTQ	XXXXXXXX	XXXXXXXX	Credit	Doc Issue	Resolved	Resolved	LZZ52UUHCTQ-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The file is missing the final executed HUD.	DSCR ratio of XX exceeds the minimum requirement of XXX by XX points.
XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
XX% LTV is below the maximum XX% LTV by XX%.	XX/XX/XXXX: The Lender provided the Certified Final HUD-1, and stated:

 HomeX Response: Attached is a copy of the HUD-1, and a copy of the correspondence email with title, stating that they do not obtain the signed copies of the HUD-1 per their compliance department. Upon further investigation we determined that XX loans do not require a final signed settlement statement being a dry funding state. Please Clear the exception

													Reviewer: The Loan was a XXXXXXXX closing.	XX/XX/XXXX: Finding Remains. XX/XX/XXXX finding remains. XX/XX/XXXX: Resolved Final HUD-1 Provided.	XX/XX/XXXX: Finding Remains. XX/XX/XXXX finding remains. XX/XX/XXXX: Resolved Final HUD-1 Provided.
LZZ52UUHCTQ	XXXXXXXX	XXXXXXXX	Credit	Doc Issue	Resolved	Resolved	LZZ52UUHCTQ-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The file is missing the final executed HUD.	DSCR ratio of XX exceeds the minimum requirement of XXX by XX points.
XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
XX% LTV is below the maximum XX% LTV by XX%.	XX/XX/XXXX: The lender provided a copy of the Certified Final HUD-1 with the comment:
 HomeX Response: Attached is a copy of the HUD-1, and a copy of the correspondence email with title, stating that they do not obtain the signed copies of the HUD-1 per their compliance department. Upon further investigation we determined that XX loans do not require a final signed settlement statement being a dry funding state. Please Clear the exception.

													Reviewer: This was a XXXXXXXX closing.	XX/XX/XXXX: Finding Remains. XX/XX/XXXX finding remains. XX/XX/XXXX:Resolved Lender provided Final CTC copy of HUD-1.	XX/XX/XXXX: Finding Remains. XX/XX/XXXX finding remains. XX/XX/XXXX:Resolved Lender provided Final CTC copy of HUD-1.
ZIA3BKVPPKV	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	ZIA3BKVPPKV-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	Schedule A of the Title Policy is missing.		0XX/XX/XXXX: The Lender provided the Full Preliminary Title Report including Schedule "A."	0XX/XX/XXXX: Resolved. Preliminary Title policy provided	0XX/XX/XXXX: Resolved. Preliminary Title policy provided
MBXHRESVQ4U	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	MBXHRESVQ4U-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The Final HUD (page 554) was not executed by the borrower.		Client provided signed HUD	$XXX Signed HUD provided. Exception resolved.	$XXX Signed HUD provided. Exception resolved.
BVPKW2CRRGI	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	BVPKW2CRRGI-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title (page 37) reflects insurance in the amount of $XXX and the loan amount is $XXX.		XXXXX Response: Attached is a copy of the schedule A of the final title with the correct amount. Please clear Exception (see attached)	$XXX Exception resolved	$XXX Exception resolved
BVPKW2CRRGI	XXXXXXXX	XXXXXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	BVPKW2CRRGI-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	$XXX in equity is less than the minimum required $XXX.00 by $XXX. File contains internal exception request approval.	$XXX reserves exceed the minimum required of $XXX. This exceeds the minimum by XX3XXX months over the required minimum.
Score of $XXX exceeds minimum of XX by XXX points.
												DSCR ratio of XX exceeds the minimum requirement of X by XXX points.	Client provided approved exception form for equity being less than XX after closing.
ZTHZJNVRBUH	XXXXXXXX	XXXXXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	ZTHZJNVRBUH-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX and the appraised value is $XXX, leaving $XXX in equity. File contains internal exception request approval for equity shortage.	DSCR ratio of XXX exceeds the minimum requirement of XXX by 1XX points.
Borrower has owned subject investment property 5 years.
XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
												XX months Reserves exceeds the minimum XXrequired by XX months.	XXXXX Response: Attached is exception for less than XX equity. Please clear the exception.
KI0VCWJFX3N	XXXXXXXX	XXXXXXXX	Credit	Guidelines	Resolved	Resolved	KI0VCWJFX3N-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The guidelines section 16.3 Investor X requires all cash out proceeds must be wired into a Business Account. The file included a copy of the bank statement for the account ending XXXX located on page 28 which confirms the account is not a business account. The file did not include evidence the cash back proceeds were wired to a business account.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
DSCR ratio of XX exceeds the minimum requirement of XXX by X points.
Borrower has owned subject investment property 4 years.
$XXX reserves exceed the minimum required of $XXX by $XXX or XX months.	XX/XX/XXXX: The Lender responded:
XXXXXX Response: Attached is a copy of the outgoing wire request form and a correspondence stating that these funds will be wired into a business account. Please clear the exception

													The lender included the Outgoing Wire Request Form reflecting funds were wired directly to the Correspondent.	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
XQTUVEV5DWR	XXXXXXXX	XXXXXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	XQTUVEV5DWR-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	$XXX in equity is $XXX less than the required $XXX. File contains internal exception approval for equity shortfall.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XX months over the required minimum.
DSCR ratio of XXXXXX exceeds the minimum requirement of XXX by XX points.	XX/XX/XXXX: The Lender supplied an Approved Loan Exception Request staging:
Guideline: Minimum of $XXX in equity
Request: $XXX shortage to meet the $XXX equity requirement to get loan amount of $XXX
Compensating Factors:
Reserves XX
FICO XXX
LTV/CLTV XX
OVWD3E14TYB	XXXXXXXX	XXXXXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	OVWD3E14TYB-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Per guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX, leaving $XXX in equity.	Borrower has owned subject investment property XX years.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
XX mortgage history for XX months.

R0ZGD1FDGUY	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	R0ZGD1FDGUY-ZRL9FSRR	Rider to note is unsigned	* Rider to note is unsigned (Lvl R)	The file is missing the Business Purpose, Default Interest, and Prepayment riders for the Note.		The lender provided all riders signed by borrower.	The lender provided all riders signed by borrower.	The lender provided all riders signed by borrower.
R0ZGD1FDGUY	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	R0ZGD1FDGUY-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note, page 543, was not executed by the borrower. The lender provided all riders signed by borrower.		The lender provided signed note.	XX/XX/XXXX finding resolved The lender provided signed note.	XX/XX/XXXX finding resolved The lender provided signed note.
UVUTLIWRZM5	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	UVUTLIWRZM5-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The HUD on page 281, dated XX/XX/XXXX, was not signed by the borrower or the settlement agent.		The lender provided signed final CD	XX/XX/XXXX finding resolved The lender provided signed final CD	XX/XX/XXXX finding resolved The lender provided signed final CD
UVUTLIWRZM5	XXXXXXXX	XXXXXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	UVUTLIWRZM5-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX, leaving $XXX in equity. Internal exception request with approval in file.	Borrower has owned subject investment property over X years.
XX% LTV is below the maximumXX% LTV by XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XX mortgage history for XX months.
The lender provided UW approved exception form citing compensating factors.
G12KQIX0GF5	XXXXXXXX	XXXXXXXX		Credit	Doc Issue	Resolved	Resolved	G12KQIX0GF5-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The loan file did not include a Note signed by both borrowers.			Issue resolved, document provided	Issue resolved, document provided
G12KQIX0GF5	XXXXXXXX	XXXXXXXX		Credit	Guidelines	Resolved	Resolved	G12KQIX0GF5-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX, the appraised value is $XXX, leaving $XXX in equity.	DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points. XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.	XXXXXX Response: Attached is the loan exception form for equity of less than XXX. Please clear the exception.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
4FNXK2TUXQG	XXXXXXXX	XXXXXXXX	Valuation	ValuationWaterfall	Active	2: Acceptable with Warnings	4FNXK2TUXQG-URAF37AO	Orig.value not supported by Pre-Close Form 2055	* Pre-closing Form 2055 does not support value at origination (Lvl 2)	2055 Drive By does not support the Original appraisal dated XX/XX/XXXX has value of $XXX. The 2055 Drive By dated XX/XX/XXXX has value the property at $XXX. NOTE: Lender used the lower 2055 Drive By Value $XXX to close the loan.	DSCR ratio of XX exceeds the minimum requirement of XXX by XXX points.
XXXXX% LTV is below the maximum XX% LTV by XX.
XXX5 Representative credit score exceeds the minimum required credit score of XXX by XX Points.

UQUOOQ1XE41	XXXXXXXX	XXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	UQUOOQ1XE41-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX, leaving $XXX in equity.	DSCR ratio of XXX exceeds the minimum requirement of XXX by XX points. XX mortgage history for XX months. Borrower has owned subject investment property for over 2 years.	The lender provided an UW approved exception form citing compensating factors.	XX/XX/XXXX Finding Waiver Applied; Final Grade XX	XX/XX/XXXX Finding Waiver Applied; Final Grade XX